Business Acquisitions - RAGE Frameworks, Inc. - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 13, 2017	Jan. 08, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Business Acquisition [Line Items]
Payment for business acquisitions, net of cash acquired			$ 9,237	$ 284,822	$ 45,162	$ 21,363
Goodwill			$ 1,097,329	$ 1,337,122	$ 1,069,408	$ 1,038,346	$ 1,337,051
Acquisition related cost		$ 164
Acquired assets		412
Liabilities assumed		$ 617
Rage Frameworks, Inc.
Business Acquisition [Line Items]
Date of acquisition	Apr. 13, 2017
Ownership percentage acquired	100.00%
Business combination estimated purchase consideration	$ 125,089
Payment for business acquisitions, net of cash acquired	124,149
Cash and cash equivalents	$ 1,605
Acquired intangible assets, weighted average amortization period	7 years
Goodwill	$ 105,114
Acquisition related cost	881
Acquired assets	13,836
Liabilities assumed	9,654
Recognized net deferred tax asset	1,094
Rage Frameworks, Inc. | Customer-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	1,600
Rage Frameworks, Inc. | Marketing-Related Intangible Assets
Business Acquisition [Line Items]
Intangible assets	600
Rage Frameworks, Inc. | Technology-related intangible assets
Business Acquisition [Line Items]
Intangible assets	12,400
Rage Frameworks, Inc. | Other Intangible Assets
Business Acquisition [Line Items]
Intangible assets	$ 100